Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Logistics expenses accruals	¥ 267,040		¥ 303,880
Advances from customers	163,237		120,858	¥ 63,677
Outsourced labor cost payable	111,318		74,698
Salary and welfare payable	196,018		223,843
Professional fee accruals	23,408		24,786
Marketing expenses accruals	217,995		177,084
Other tax payable	27,358		10,567
Sales return accrual	20,869		1,497
Consideration payable	75,244		75,453
Others	85,692		12,874
Accrued expenses and other current liabilities	¥ 1,188,179	$ 167,350	¥ 1,025,540